Income Taxes (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%